DISCONTINUED OPERATIONS - Net Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
Operating cash flows	$ (57)	$ 241	$ 482
Financing cash flows	(3,116)	602	(374)
Investing cash flows	3,839	(833)	(156)
Net cash flows	$ 666	$ 10	$ (48)